Stock-Based Compensation - Fair Value of Stock Options Granted (Details) - Options - $ / shares	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares (in shares)	0
Stock price (in dollars per share)		$ 10.00
Exercise price (in dollars per share)		$ 10.01
Dividend yield		0.00%
Expected volatility		60.00%
Risk-Free interest rate		0.63%
Expected life (in years)		6 years 29 days